Pensions and other post-retirement benefits	12 Months Ended
Mar. 31, 2021
Employee Benefits [Abstract]
Pensions and other post-retirement benefits
25. Pensions and other post-retirement benefits

All of our employees are eligible to participate in a pension plan. We have defined contribution (DC) and defined benefit (DB) pension plans in the UK and the US. In the US we also provide healthcare and life insurance benefits to eligible employees, post-retirement. The fair value of associated plan assets and present value of DB obligations are updated annually in accordance with IAS 19 (revised). We separately present our UK and US pension plans to show geographical split. Below we provide a more detailed analysis of the amounts recorded in the primary financial statements and the actuarial assumptions used to value the DB obligations.

National Grid’s UK pension arrangements are held in separate Trustee administered funds. The arrangements are managed by Trustee companies with boards consisting of company- and member-appointed directors. In the US, the assets of the plans are held in trusts and administered by the Retirement Plans Committee comprised of appointed employees of the Company.

Defined contribution plans
These plans are designed to provide members with a pension pot for their retirement. The risks associated with these plans are assumed by the member.
Payments to these DC plans are charged as an expense as they fall due. There is no legal or constructive obligation on National Grid to pay additional contributions into a DC plan if the fund has insufficient assets to pay all employees’ benefits relating to employee service in the current and prior periods.
In March 2021, National Grid announced its intention to move to a new DC plan from 1 April 2021.
The National Grid YouPlan (YouPlan)
Up until 31 March 2021, YouPlan was the qualifying UK pension plan that was used for automatic enrolment of new hires. National Grid paid contributions into YouPlan to provide DC benefits on behalf of employees, providing a double match of member contributions, up to a maximum Company contribution of 12% of salary as well as the cost of administration and insured benefits.
National Grid UK Retirement Plan (NGUKRP)
The NGUKRP is part of a Master Trust Arrangement managed by Legal & General and is National Grid’s qualifying UK pension plan from 1 April 2021 and is used for the automatic enrolment of new hires. From April 2021, National Grid pays contributions into the NGUKRP to provide DC benefits on behalf of its employees, providing a double match of member contributions up to a maximum Company contribution of 12% of salary.
Defined benefit plans
On retirement, members of DB plans receive benefits whose value is dependent on factors such as salary and length of pensionable service. National Grid’s obligation in respect of DB pension plans is calculated separately for each DB plan by projecting the estimated amount of future benefit payments that employees have earned for their pensionable service in the current and prior periods. These future benefit payments are discounted to determine the present value of the liabilities. Current service cost and any unrecognised past service cost are recognised immediately. The discount rate is set with reference to the yield curve on high-quality corporate bonds at the valuation date.
Advice is taken from independent actuaries relating to the appropriateness of the key assumptions applied, including life expectancy, expected salary and pension increases, and inflation. Comparatively small changes in the assumptions used may have a significant effect on the amounts recognised in the consolidated income statement, the consolidated statement of other comprehensive income and the net asset or liability recognised in the consolidated statement of financial position.
Remeasurements of pension assets and post-retirement benefit obligations are recognised in full in the period in which they occur in the consolidated statement of other comprehensive income.
The COVID-19 pandemic
The COVID-19 pandemic has had a global impact on economies, including on equity and bond markets. This directly affects the value of assets held in our pension schemes, as well as the value of National Grid’s DB obligations. Our UK DB plans operate low-risk investment strategies with limited exposure to equities and other return-seeking assets, reducing the impact of investment volatility. Additionally, the large allocation to bonds leads to significant hedging against changes in the value of DB obligations that result from falling bond yields. Our US plans also hedge much of this market risk, however they do have larger asset allocations in return-seeking assets such as equities. Following the start of the pandemic, US equity markets have performed strongly and therefore our US DB plans have remained in a relatively strong funding position. The markets for unquoted investments are illiquid and therefore given the market volatility at 31 March 2020, there was a risk that the valuations provided by fund managers as at 31 March 2020 were based on valuation models that had unobservable inputs, making them subject to additional estimation uncertainty. Such uncertainty has reduced as at 31 March 2021.

UK pensions plans
The principal UK DB pensions plans are the National Grid UK Pension Scheme (NGUKPS) and the National Grid Electricity Group of the Electricity Supply Pension Scheme (NGEG of ESPS). In the US, we have four principal plans and various healthcare and life insurance plans.
National Grid UK Pension Scheme (NGUKPS)
NGUKPS consists of two legally and actuarially separate sections: Section A and Section B. This follows the transfer of Section C, a section supported by an unrelated third party, out of NGUKPS in September 2020. The plan closed to new hires on 1 April 2002.
25. Pensions and other post-retirement benefits continued
Scheme funding
The arrangements are subject to independent actuarial funding valuations at least every three years, and following consultation and agreement with us, the qualified actuary certifies the employers’ contributions, which, together with the specified contributions payable by the employees and proceeds from the plans’ assets, are expected to be sufficient to fund the benefits payable.
The results of the most recent actuarial valuations are shown below. See page 176 for the assumptions used for IAS 19 (revised) purposes.

	Section A of NGUKPS	Section B of NGUKPS	NGEG of ESPS
Latest full actuarial valuation	31 March 2019	31 March 2019	31 March 2019
Actuary	Willis Towers Watson	Willis Towers Watson	Aon Hewitt
Market value of plan assets at latest valuation	£6,551 million	£5,765 million	£3,144 million
Actuarial value of benefits due to members	£6,502 million	£5,831 million	£3,381 million
Market value as percentage of benefits	101%	99%	93%
Funding surplus/(deficit)	£49 million	(£66 million)	(£237 million)
Section A
Following the latest actuarial valuation at 31 March 2019, Section A remains in surplus, and so no deficit funding contributions are required. National Grid and the Trustees have agreed a schedule of contributions whereby the employers will continue to contribute 51.8% of pensionable salary, less member contributions, in respect of future benefit accrual.
Section B
The latest full actuarial valuation at 31 March 2019 determined that Section B was in deficit. To recover the deficit, National Grid paid recovery plan payments of approximately £34 million per annum over two years to September 2020. In addition, the employers contribute 51.4% of pensionable salary, less member contributions, in respect of future benefit accrual.
Investment de-risking transactions
In December 2020, the Trustees of the NGUKPS exchanged £0.8 billion of gilts from Section A for a buy-in transaction with Rothesay Life. This follows two similar arrangements entered into in the previous year. In Section A, £2.8 billion of gilts were exchanged for a buy-in policy with Rothesay Life, and in Section B, £1.6 billion of gilts were exchanged for a buy-in policy with Legal & General.
These policies provide bulk annuities in respect of some pensioner and dependant members of NGUKPS and were funded by existing assets. All policies are held by the Trustee. For each transaction, the pricing of the policies was highly competitive; however, under IAS 19 the methodology for calculating the value of the buy-ins (as an asset held by the pension plan) differs from the price paid. This resulted in the recognition of actuarial losses on purchase of £0.1 billion (2020: £0.7 billion), recorded within the consolidated statement of other comprehensive income.
National Grid Electricity Group of the Electricity Supply Pension Scheme
The last full actuarial valuation for the NGEG of the ESPS determined that the plan was in deficit. To recover the deficit, National Grid agreed to a payment plan of £54 million per annum over three years to 2022, and a final payment of £26 million in 2023, all adjusted for changes in the Retail Price Index (RPI). In addition, National Grid contributes 44% of pensionable salary, less member contributions, in respect of the ongoing service cost. The plan closed to new hires from 1 April 2006.
The plan holds a longevity insurance contract which covers improvements in longevity, providing long-term protection to the scheme, should some pensioner and dependant members live longer than currently expected.
Administration costs
National Grid pays additional contributions to Section B of NGUKPS and NGEG of ESPS in respect of the costs of plan administration and the Pension Protection Fund (PPF) levies. Section A of NGUKPS will fund these costs from the Section’s assets. Up to 31 March 2020, National Grid was responsible for the costs of plan administration and the Pension Protection Fund (PPF) levies for both Sections A and B of NGUKPS and NGEG of ESPS.

Security arrangements
National Grid has also established security arrangements with charges in favour of the Trustees.

	Section A of NGUKPS	Section B of NGUKPS	NGEG of ESPS
Value of security arrangements at 31 March 2021	£186 million	£nil	£100 million
Principal supporting employers	National Grid plc and National Grid UK Limited	National Grid Gas plc (NGG)	National Grid Electricity Transmission plc (NGET)
Additional amounts payable[1] at 31 March 2021	n/a	A maximum of £175 million	A maximum of £500 million
1.    These amounts are payable if certain trigger events occur which have been individually agreed between the plans and their relevant supporting employers.

All of the security is currently provided in the form of surety bonds, but may also be provided as letters of credit or cash. The assets held as security will be paid to the respective section or plan in the event that the relevant supporting employer is subject to an insolvency event or fails to make the required contributions; and applicable to NGEG of ESPS only, if NGET loses its licence to operate under relevant legislation. Counter indemnities have also been taken out to ensure the obligations will be fulfilled.
In addition, a guarantee of £1 billion has been provided to Section A of NGUKPS, with the payment contingent on insolvency or on failure to pay pension obligations to Section A and can be claimed against National Grid plc, National Grid Holdings One plc or Lattice Group Limited (up to £1 billion in total).
25. Pensions and other post-retirement benefits continued
US pension plans
National Grid has multiple DC pension plans which allow employee as well as Company contributions. Non-union employees hired after 1 January 2011, as well as new hire represented union employees, receive a core contribution into the DC plan, irrespective of the employee’s contribution into the plan.
National Grid sponsors four non-contributory qualified DB pension plans, which provide vested union employees, and vested non-union employees hired before 1 January 2011 with retirement benefits within prescribed limits as defined by the US Internal Revenue Service. National Grid also provides non-qualified DB pension arrangements for a section of current and former employees, which are closed to new entrants. Benefits under the DB plans generally reflect age, years of service and compensation and are paid in the form of an annuity or lump sum. An independent actuary performs valuations annually. The Company funds the DB plans by contributing no less than the minimum amount required, but no more than the maximum tax-deductible amount allowed under US Internal Revenue Service regulations. The range of contributions determined under these regulations can vary significantly depending upon the funded status of the plans. At present, there is some flexibility in the amount that is contributed on an annual basis. In general, the Company’s policy for funding the US pension plans is to contribute the amounts collected in rates and capitalised in the rate base during the year, to the extent that the funding is no less than the minimum amount required. For the current financial year, these contributions amounted to approximately £110 million (2020: £153 million).
US retiree healthcare and life insurance plans
National Grid provides healthcare and life insurance benefits to eligible employees, post-retirement. Eligibility is based on certain age and length of service requirements, and in most cases, retirees contribute to the cost of their healthcare coverage. In the US, there is no governmental requirement to pre-fund post-retirement healthcare and life insurance plans. However, in general, the Company’s policy for funding the US retiree healthcare and life insurance plans is to contribute amounts collected in rates and capitalised in the rate base during the year. For the current financial year, these contributions amounted to £26 million (2020: £18 million).
For the last few years, it has been the Company’s policy to primarily direct contributions to the DB pension plans due to concerns over tax deductible limitations relating to the retiree and healthcare and life insurance plans.
Actuarial assumptions
The Company has applied the following financial assumptions in assessing DB liabilities:

	UK pensions
	2021	2020	2019
	%	%	%
Discount rate – past service	2.00	2.35	2.40
Discount rate – future service	2.15	2.35	2.45
Salary increases	3.40	2.90	3.50
Rate of increase in RPI – past service	3.15	2.65	3.25
Rate of increase in RPI – future service	3.00	2.45	3.20

At 31 March 2021 and 31 March 2020, single equivalent financial assumptions are shown above for presentational purposes, although full yield curves have been used in our calculations. In 2019, single equivalent financial assumptions were set which reflected the average duration for the aggregate past and future service obligations.
The discount rate is determined by reference to high-quality UK corporate bonds at the reporting date. The rate of increase in salaries has been set using a promotional scale where appropriate. The rates of increases stated are not indicative of historical increases awarded or a guarantee of future increase, but merely an appropriate assumption used in assessing DB liabilities. RPI is the key assumption that determines assumed increases in pensions in payment and deferment in the UK only.

	US pensions			US other post-retirement benefits
	2021	2020	2019	2021	2020	2019
	%	%	%	%	%	%
Discount rate	3.25	3.30	3.95	3.25	3.30	3.95
Salary increases	4.30	3.50	3.50	4.30	3.50	3.50
Initial healthcare cost trend rate	n/a	n/a	n/a	7.10	7.00	7.25
Ultimate healthcare cost trend rate	n/a	n/a	n/a	4.50	4.50	4.50

Discount rates for US pension liabilities have been determined by reference to appropriate yields on high-quality US corporate bonds at the reporting date based on the duration of plan liabilities. The healthcare cost trend rate is expected to reach the ultimate trend rate by 2030 (2020: 2030). The table below sets out the projected life expectancies adopted for the UK and US pension arrangements:

	2021		2020		2019
	UK years	US years	UK years	US years	UK years	US years
Assumed life expectations for a retiree age 65
Males	21.8	21.6	22.1	20.9	22.0	22.1
Females	23.7	24.0	23.8	23.4	23.6	24.2
In 20 years:
Males	23.1	23.2	23.3	22.5	23.3	23.7
Females	25.2	25.5	25.3	25.1	25.2	25.9
25. Pensions and other post-retirement benefits continued
Maturity profile of DB obligations
The weighted average duration of the DB obligation for each category of plan is 14 years for UK pension plans; 14 years for US pension plans and 17 years for US other post-retirement benefit plans.
As at the reporting date, the present value of the funded obligations split according to member status was approximately:
•    UK pensions: 8% active members (2020: 8%; 2019: 10%); 14% deferred members (2020: 14%; 2019: 16%); 78% pensioner members (2020: 78%; 2019: 74%);
•    US pensions: 35% active members (2020: 36%; 2019: 37%); 9% deferred members (2020: 9%; 2019: 9%); 56% pensioner members (2020: 55%; 2019: 54%); and
•    US other post-retirement benefits: 34% active members (2020: 35%; 2019: 39%); 66% pensioner members (2020: 65%; 2019: 61%).
For sensitivity analysis see note 35.
Amounts recognised in the consolidated statement of financial position

	2021	2020	2019
	£m	£m	£m
Present value of funded obligations	(23,283)	(24,281)	(24,609)
Fair value of plan assets	24,388	23,748	24,793
	1,105	(533)	184
Present value of unfunded obligations	(324)	(345)	(330)
Other post-employment liabilities	(66)	(75)	(72)
Net defined benefit asset/(liability)	715	(953)	(218)
Represented by:
Liabilities	(1,032)	(2,802)	(1,785)
Assets	1,747	1,849	1,567
	715	(953)	(218)

The geographical split of pensions and other post-retirement benefits is as shown below:

	UK Pensions			US Pensions			US other post-retirement benefits
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations	(13,571)	(12,775)	(14,200)	(6,681)	(7,809)	(6,901)	(3,031)	(3,697)	(3,508)
Fair value of plan assets	14,680	14,364	15,507	6,909	6,972	6,646	2,799	2,412	2,640
	1,109	1,589	1,307	228	(837)	(255)	(232)	(1,285)	(868)
Present value of unfunded obligations	(74)	(69)	(76)	(250)	(276)	(254)	—	—	—
Other post-employment liabilities	—	—	—	—	—	—	(66)	(75)	(72)
Net defined benefit asset/(liability)	1,035	1,520	1,231	(22)	(1,113)	(509)	(298)	(1,360)	(940)
Represented by:
Liabilities	(74)	(69)	(76)	(393)	(1,373)	(769)	(565)	(1,360)	(940)
Assets	1,109	1,589	1,307	371	260	260	267	—	—
	1,035	1,520	1,231	(22)	(1,113)	(509)	(298)	(1,360)	(940)

The recognition of the pension assets in both the UK in relation to the NGUKPS, the NGEG of ESPS and the US in relation to the Niagara Mohawk Plan and the KeySpan Retirement Plan reflects legal and actuarial advice that we have taken regarding recognition of surpluses under IFRIC 14. Similarly on the recognition of US other post-retirement assets in relation to: the Long Island Union Life Insurance plan; the New York Union Health Insurance Plan; the Long Island Union Health Insurance plan; and Retirees Health and Welfare Plan II.
We have concluded that the Group has an unconditional right to a refund from the individual plans, including from each Section of the NGUKPS and the NGEG of ESPS, in the event of a winding up. In the UK, the Trustees must seek the agreement of the Company to any benefit augmentation beyond the provisions set out in the Scheme Rules. In the US, surplus assets may be used to pay benefits under other plans, thereby allowing the Company to settle other liabilities under other Plans.
25. Pensions and other post-retirement benefits continued
Amounts recognised in the income statement and statement of other comprehensive income

	2021	2020	2019
	£m	£m	£m
Included within operating costs
Administration costs	18	16	14
Included within payroll costs
Defined benefit plan costs:
Current service cost	175	178	193
Past service cost – augmentations	—	—	5
Past service credit – redundancies	(1)	—	(7)
Special termination benefit cost – redundancies	5	2	55
Past service cost – plan amendments¹	—	—	34
	179	180	280
Included within finance income and costs
Net interest cost	38	23	22
Total included in income statement	235	219	316
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations²	1,408	(724)	68
Exchange adjustments	186	(97)	(101)
Total included in the statement of other comprehensive income	1,594	(821)	(33)
1.    For the year ended 31 March 2019, the estimated cost of equalising for the impact of GMP under the most cost-effective permissible methodology (Section A of NGUKPS – £17 million; Section B of NGUKPS – £12 million; NGEG of ESPS – £5 million).
2.    This includes actuarial losses from the purchase of buy-in policies of £0.1 billion (2020: £0.7 billion).
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK Pensions			US Pensions			US other post-retirement benefits
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	9	9	6	7	6	7	2	1	1
Included within payroll costs
Defined benefit plan costs:
Current service cost	28	33	41	104	100	104	43	45	48
Past service cost – augmentations	—	—	5	—	—	—	—	—	—
Past service credit – redundancies	(1)	—	(7)	—	—	—	—	—	—
Special termination benefit cost – redundancies	5	2	55	—	—	—	—	—	—
Past service cost – plan amendments	—	—	34	—	—	—	—	—	—
	32	35	128	104	100	104	43	45	48
Included within finance income and costs
Net interest (income)/cost	(38)	(31)	(31)	35	21	21	41	33	32
Total included in income statement	3	13	103	146	127	132	86	79	81
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations¹	(622)	143	57	1,017	(588)	(14)	1,013	(279)	25
Exchange adjustments	—	—	—	83	(42)	(42)	103	(55)	(59)
Total included in the statement of other comprehensive income	(622)	143	57	1,100	(630)	(56)	1,116	(334)	(34)
1.    UK pensions is stated after actuarial losses from the purchase of buy-in policies of £0.1 billion (2020: £0.7 billion).
Following a High Court ruling in October 2018, UK pension schemes were required to equalise Guaranteed Minimum Pensions (GMPs). As a result, a past service cost of £34 million was recognised in the year ended 31 March 2019 for the UK DB pension schemes. This reflected the estimated cost of equalising GMPs for current pension scheme members using the most cost-effective permissible methodology. Following the further High Court ruling in December 2020, an additional allowance of £0.4 million, was included for the year ended 31 March 2021, reflecting the associated cost for members who had transferred out of the pension scheme and were therefore not previously in scope.
25. Pensions and other post-retirement benefits continued
Reconciliation of the net defined benefit liability

	2021	2020	2019
	£m	£m	£m
Opening net defined benefit liability	(953)	(218)	(263)
Cost recognised in the income statement	(235)	(219)	(316)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	1,594	(821)	(33)
Employer contributions	274	327	419
Other movements	(14)	(22)	(25)
Reclassification to held for sale (note 10)	49	—	—
Closing net defined benefit asset/(liability)	715	(953)	(218)

The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit asset/(liability)	1,520	1,231	1,104	(1,113)	(509)	(552)	(1,360)	(940)	(815)
Cost recognised in the income statement	(3)	(13)	(103)	(146)	(127)	(132)	(86)	(79)	(81)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(622)	143	57	1,100	(630)	(56)	1,116	(334)	(34)
Employer contributions	138	156	174	110	153	231	26	18	14
Other movements	2	3	(1)	—	—	—	(16)	(25)	(24)
Reclassification to held for sale (note 10)	—	—	—	27	—	—	22	—	—
Closing net defined benefit asset/(liability)	1,035	1,520	1,231	(22)	(1,113)	(509)	(298)	(1,360)	(940)

Changes in the present value of defined benefit obligations (including unfunded obligations)

	2021	2020	2019
	£m	£m	£m
Opening defined benefit obligations	(24,626)	(24,939)	(24,054)
Current service cost	(175)	(178)	(193)
Interest cost	(651)	(751)	(771)
Actuarial gains/(losses) – experience	123	148	(69)
Actuarial (losses)/gains – demographic assumptions	(1)	452	266
Actuarial losses – financial assumptions	(1,268)	(84)	(619)
Past service credit – redundancies	1	—	7
Special termination benefit cost – redundancies	(5)	(2)	(55)
Past service cost – augmentations	—	—	(5)
Past service cost – plan amendments	—	—	(34)
Medicare subsidy received	(25)	(22)	(19)
Employee contributions	(1)	(1)	(1)
Benefits paid	1,246	1,282	1,376
Exchange adjustments	1,166	(531)	(768)
Reclassification to held for sale (note 10)	609	—	—
Closing defined benefit obligations	(23,607)	(24,626)	(24,939)
25. Pensions and other post-retirement benefits continued
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(12,844)	(14,276)	(14,226)	(8,085)	(7,155)	(6,582)	(3,697)	(3,508)	(3,246)
Current service cost	(28)	(33)	(41)	(104)	(100)	(104)	(43)	(45)	(48)
Interest cost	(296)	(335)	(358)	(243)	(280)	(277)	(112)	(136)	(136)
Actuarial (losses)/gains – experience	(21)	113	(56)	(72)	(45)	(52)	216	80	39
Actuarial (losses)/gains – demographic assumptions	(1)	140	224	—	78	—	—	234	42
Actuarial (losses)/gains – financial assumptions	(1,181)	798	(568)	(62)	(595)	(24)	(25)	(287)	(27)
Past service credit – redundancies	1	—	7	—	—	—	—	—	—
Special termination benefit cost – redundancies	(5)	(2)	(55)	—	—	—	—	—	—
Past service cost – augmentations	—	—	(5)	—	—	—	—	—	—
Past service cost – plan amendments	—	—	(34)	—	—	—	—	—	—
Medicare subsidy received	—	—	—	—	—	—	(25)	(22)	(19)
Employee contributions	(1)	(1)	(1)	—	—	—	—	—	—
Benefits paid	731	752	837	371	374	398	144	156	141
Exchange adjustments	—	—	—	804	(362)	(514)	362	(169)	(254)
Reclassification to held for sale (note 10)	—	—	—	460	—	—	149	—	—
Closing defined benefit obligations	(13,645)	(12,844)	(14,276)	(6,931)	(8,085)	(7,155)	(3,031)	(3,697)	(3,508)

Changes in the value of plan assets

	2021	2020	2019
	£m	£m	£m
Opening fair value of plan assets	23,748	24,793	23,858
Interest income	613	728	749
Return on plan assets in excess of/(less than) interest¹	2,554	(1,240)	490
Administration costs	(18)	(16)	(14)
Employer contributions	274	327	419
Employee contributions	1	1	1
Benefits paid	(1,244)	(1,279)	(1,377)
Exchange adjustments	(980)	434	667
Reclassification to held for sale (note 10)	(560)	—	—
Closing fair value of plan assets	24,388	23,748	24,793
Actual return on plan assets	3,167	(512)	1,239
Expected contributions to plans in the following year	212	269	307
1.    This includes actuarial losses from the purchase of buy-in policies of £0.1 billion (2020: £0.7 billion).
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	14,364	15,507	15,330	6,972	6,646	6,030	2,412	2,640	2,498
Interest income	334	366	389	208	259	256	71	103	104
Return on plan assets in excess of/ (less than) interest¹	581	(908)	457	1,151	(26)	62	822	(306)	(29)
Administration costs	(9)	(9)	(6)	(7)	(6)	(7)	(2)	(1)	(1)
Employer contributions	138	156	174	110	153	231	26	18	14
Employee contributions	1	1	1	—	—	—	—	—	—
Benefits paid	(729)	(749)	(838)	(371)	(374)	(398)	(144)	(156)	(141)
Exchange adjustments	—	—	—	(721)	320	472	(259)	114	195
Reclassification to held for sale (note 10)	—	—	—	(433)	—	—	(127)	—	—
Closing fair value of plan assets	14,680	14,364	15,507	6,909	6,972	6,646	2,799	2,412	2,640
Actual return on plan assets	915	(542)	846	1,359	233	318	893	(203)	75
Expected contributions to plans in the following year	93	137	148	113	125	150	6	7	9
1.    This includes actuarial losses from the purchase of buy-in policies of £0.1 billion (2020: £0.7 billion).
25. Pensions and other post-retirement benefits continued
Main defined benefit risks
DB pension plans can pose a significant risk to future cash flows, as National Grid underwrites the financial and demographic risks associated with these plans. Although the governing bodies have sole responsibility for setting investment strategies and managing risks, National Grid closely works with and supports the governing bodies of each plan, to assist them in mitigating the risks associated with their plans and to ensure that the plans are funded to meet their obligations.
The most significant risks associated with the DB plans are:
•investment risk – the plans invest in a variety of asset classes, with actual returns likely to differ from the underlying discount rate adopted, impacting the funding position of the plan through the net balance sheet asset or liability. Each plan seeks to balance the level of investment return required with the risk that it can afford to take, to design the most appropriate investment portfolio. Volatility will be controlled through using liability-matching asset strategies including bulk annuities, as well as interest rate hedging and management of foreign exchange exposure, and diversification of the return-seeking assets;
•changes in bond yields – liabilities are calculated using discount rates set with reference to the yields on high-quality corporate bonds prevailing in the UK and US debt markets and will fluctuate as yields change;
•member longevity – longevity is a key driver of liabilities and changes in life expectancy have a direct impact on liabilities. Improvements in life expectancy will lead to pension payments being paid for longer than expected and benefits ultimately being more expensive. This risk has been partly mitigated by recent scheme investment transactions including a longevity insurance contract (longevity swap) for NGEG of ESPS and three separate buy-in policies for NGUKPS Section A and B;
•counterparty risk – is managed by having a diverse range of counterparties and through having a strong collateralisation process (including for the longevity swap held by NGEG of ESPS). Measurement and management of counterparty risk is delegated to the relevant investment managers. For our bulk annuity policies, various termination provisions were introduced in the contracts, managing our exposure to counterparty risk. The insurers’ operational performance and financial strength are monitored on a regular basis;
•currency risk – fluctuations in the value of foreign denominated assets due to exposure to currency exchange rates is managed through a combination of segregated currency hedging overlay and currency hedging carried out by some of the investment managers; and
•inflation risk – changes in inflation will affect the current and future pensions but are partially mitigated through investing in inflation-matching assets and hedging instruments as well as bulk annuity buy-in policies.
Defined benefit investment strategies
In the UK, each plan has a Trustee that is the governing body. The Trustees’ responsibilities are set out in the Trust Deed and Rules. In the US, the fiduciary committee for all the retirement plans is the Retirement Plan Committee (RPC). The RPC is structured in accordance with US laws governing retirement plans under the Employee Retirement Income Security Act (ERISA). The Trustees and RPC, after taking advice from professional investment advisors and in consultation with National Grid, set the key principles, including expected returns, risk and liquidity requirements. In setting these they take into account expected contributions, maturity of the pension liabilities, and in the UK, the strength of the covenant. The Trustees and RPC formulate an investment strategy to manage risk through diversification. Where appropriate, the strategies may include interest rate and inflation hedging instruments, and currency hedging to hedge specific risks.
Investments are usually grouped into:
•    return-seeking assets – equities, property and diversified funds where the objective is to achieve growth within the constraints of the plans’ risk profiles. These assets should produce returns greater than the liability increase, so improving the funding position, and are assessed by reference to benchmarks and performance targets agreed with the investment managers; and
•    liability-matching assets – liability-driven investment (LDI) funds, buy-ins, government securities, corporate bonds and swaps, where the objective is to secure fixed or inflation-adjusted cash flows in future. These investments are generally expected to match the change in liability valuation, so protecting the funding position. Bonds and securities are also measured against certain market benchmarks.
The approximate investment allocations for our plans is as follows:

	2021			2020			2019
	UK pensions	US pensions	US other post-retirement benefits	UK pensions	US pensions	US other post-retirement benefits	UK pensions	US pensions	US other post-retirement benefits
	%	%	%	%	%	%	%	%	%
Return-seeking assets	18	55	74	21	49	71	23	56	73
Liability-matching assets	82	45	26	79	51	29	77	44	27

Investments are predominantly made in assets considered to be of investment grade. Where investments are made in non-investment grade assets, the higher volatility involved is carefully judged and balanced against the expected higher returns. Similarly, investments are made predominantly in regulated markets. Where investments are made either in non-investment grade assets or outside of regulated markets, investment levels are kept to prudent levels and subject to agreed control ranges, to control the risk. Should these investments fall outside the pre-agreed ranges, corrective actions and timescales are agreed with the investment manager to remedy the position.
The governing bodies ensure that the performance of investment managers is regularly reviewed against measurable objectives, consistent with each pension plan’s long-term objectives and accepted risk levels. Where required, the portfolios are amended, or investment managers changed.
The Trustees and RPC can generally delegate responsibility for the selection of specific bonds, securities and other investments to appointed investment managers. Investment managers are selected based on the required skills, expertise of those markets, process and financial security to manage the investments. The investment managers use their skill and expertise to manage the investments competently. In some cases, they may further delegate this responsibility, through appointing sub-managers.
The pension plans hold sufficient cash to meet benefit requirements, with other investments being held in liquid or realisable assets to meet unexpected cash flow requirements. The plans do not borrow money, or act as guarantor, to provide liquidity to other parties (unless it is temporary).
25. Pensions and other post-retirement benefits continued
Defined benefit investment strategies continued
In the UK, both NGUKPS and NGEG of ESPS have Responsible Investment (RI) Policies, which take into account Environmental, Social and Governance (ESG) factors. The NGUKPS RI also incorporates the six UN-backed Principles for Responsible Investment (UNPRI). The Trustees believe that ESG factors can be material to financial outcomes and therefore these should and will be considered alongside other factors. The Trustees recognise that their primary responsibility remains a fiduciary one, i.e. their first duty is to ensure the best possible return on investments with the appropriate level of risk. However, the Trustees also recognise the increasing materiality of ESG factors and that they have a fiduciary and regulatory duty to consider RI, including ESG factors and the potential impact on the quality and sustainability of long-term investment returns and therefore on the Trustees’ primary fiduciary duty.
In the US, the regulatory and political landscape is evolving with respect to ESG investments within retirement plans. The prior administration had restrictive policies around ESG investments in retirement plans. The current administration is more supportive of ESG investments which will allow fiduciaries more opportunities to incorporate ESG principles into their investment strategy and still remain compliant with ERISA, the federal law governing US retirement plans. Currently, many of the active investment managers for the National Grid US plans utilise ESG factors as part of their investment screening process.
Asset allocations
Within the asset allocations below, there is significant diversification across regions, asset managers, currencies and bond categories.
UK pensions

	2021					2020					2019
	Quoted		Unquoted		Total	Quoted		Unquoted		Total	Quoted		Unquoted	Total
	£m		£m		£m	£m		£m		£m	£m		£m	£m
Equities	555		801		1,356	732		732		1,464	1,181		784	1,965
Corporate bonds	3,730		37		3,767	3,837		—		3,837	3,625		—	3,625
Government securities	1,836		—		1,836	2,051		—		2,051	6,114		—	6,114
Property	104		565		669	103		585		688	108		749	857
Diversified alternatives	—		712		712	—		893		893	—		771	771
Liability-matching assets	1,731	¹	4,133	²	5,864	1,704	¹	3,278	²	4,982	1,751	¹	—	1,751
Longevity swap	—		(64)		(64)	—		(51)		(51)	—		(35)	(35)
Cash and cash equivalents	34		250		284	29		222		251	40		259	299
Other (including net current assets and liabilities)	—		256		256	—		249		249	—		160	160
	7,990		6,690		14,680	8,456		5,908		14,364	12,819		2,688	15,507
1.    Consists of pooled funds which invests mainly in fixed interest securities.
2.    Comprises the buy-in policies held by NGUKPS.
US pensions

	2021			2020			2019
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	560	2,359	2,919	467	2,043	2,510	533	2,178	2,711
Corporate bonds	1,547	507	2,054	1,640	518	2,158	1,329	425	1,754
Government securities	354	527	881	535	732	1,267	422	640	1,062
Property	—	264	264	—	307	307	—	316	316
Diversified alternatives	167	458	625	162	464	626	183	487	670
Infrastructure	—	130	130	—	121	121	—	99	99
Cash and cash equivalents	24	—	24	24	—	24	21	—	21
Other (including net current assets and liabilities)	12	—	12	(44)	3	(41)	(8)	21	13
	2,664	4,245	6,909	2,784	4,188	6,972	2,480	4,166	6,646

US other post-retirement benefits

	2021			2020			2019
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	419	1,303	1,722	353	1,037	1,390	404	1,184	1,588
Corporate bonds	13	—	13	15	—	15	19	—	19
Government securities	533	3	536	551	1	552	540	3	543
Diversified alternatives	185	172	357	162	161	323	175	166	341
Other¹	—	171	171	—	132	132	—	149	149
	1,150	1,649	2,799	1,081	1,331	2,412	1,138	1,502	2,640
1.    Other primarily comprises insurance contracts.